UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Colorado Fund	November 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 99.35%
Corporate Revenue Bond – 1.16%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,750,000	$2,263,992
		2,263,992
Education Revenue Bonds – 12.49%
Colorado Educational & Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	493,220
5.00% 11/1/44	890,000	857,551
144A 5.25% 7/1/46 #	1,350,000	1,348,421
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,286,589
7.45% 8/1/48	1,000,000	1,146,910
(Alexander Dawson School-Nevada Project) 5.00%
5/15/29	1,490,000	1,665,015
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,207,817
(Charter School Project) 5.00% 7/15/37	1,150,000	1,190,951
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,965,474
(Liberty Common Charter School Project) Series A
5.00% 1/15/39	1,000,000	1,041,900
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	450,923
5.00% 12/1/42	540,000	522,455
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	601,556
144A 5.00% 7/1/46 #	500,000	469,365
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	757,778
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	875,497
144A 5.50% 7/1/49 #	870,000	889,819
(University Lab Charter School) 144A 5.00% 12/15/45 #	500,000	480,745
(Vail Mountain School Project) 4.00% 5/1/46	1,160,000	1,062,340
(Windsor Charter Academy Project) 144A 5.00%
9/1/46 #	890,000	798,036
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,964,978
University of Colorado
Series A 5.00% 6/1/33	2,000,000	2,221,000
		24,298,340
Electric Revenue Bonds – 1.29%
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/40	1,500,000	1,668,060

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Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/45	750,000	$830,385
		2,498,445
Healthcare Revenue Bonds – 29.71%
Colorado Health Facilities Authority Revenue
(Adventist Health System / Sunbelt) Series A 4.00%
11/15/46	1,950,000	1,893,567
(American Baptist)
7.625% 8/1/33	150,000	167,859
8.00% 8/1/43	1,000,000	1,134,700
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,605,127
Series A 5.00% 2/1/41	2,250,000	2,367,270
Series A 5.25% 2/1/33	1,000,000	1,071,710
Series A 5.25% 1/1/45	3,000,000	3,204,030
Series D 6.25% 10/1/33	2,000,000	2,142,280
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,544,595
6.375% 1/1/41	1,000,000	1,081,090
Series A 5.75% 1/1/37	1,500,000	1,506,240
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,161,760
Series A 5.00% 12/1/35	1,000,000	1,055,240
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,795,820
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,002,820
5.00% 12/1/42	2,500,000	2,556,650
5.00% 6/1/45	2,750,000	2,864,015
5.625% 6/1/43	1,150,000	1,247,853
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,178,440
(National Jewish Health Project) 5.00% 1/1/27	300,000	306,876
(NCMC Project) 4.00% 5/15/32	2,000,000	2,052,320
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,293,085
(Sisters of Charity of Leavenworth Health System)
Series A 5.00% 1/1/40	1,155,000	1,233,124
Series B 5.25% 1/1/25	2,500,000	2,728,600
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	973,896
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,108,030
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,043,040

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	$2,666,975
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,120,000	2,121,124
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	2,709,665
		57,817,801
Housing Revenue Bonds – 0.21%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	195,000	201,220
Series AA 4.50% 11/1/23 (GNMA)	200,000	204,460
		405,680
Lease Revenue Bonds – 3.29%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,564,435
Colorado Building Excellent Schools Today
Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,197,240
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	1,637,130
		6,398,805
Local General Obligation Bonds – 12.77%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	314,097
4.00% 12/1/31	1,000,000	1,040,680
Arapahoe County School District No. 1 Englewood
4.00% 12/1/30	1,500,000	1,568,115
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,250,808
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,093,100
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,373,774
Denver City & County
Series A 5.00% 8/1/26	500,000	588,045
Series A 5.00% 8/1/27	600,000	700,878
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,487,375

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Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denver International Business Center
Metropolitan District No. 1
5.00% 12/1/30	350,000	$357,619
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,342,214
Eagle River Water & Sanitation District
4.50% 12/1/36	250,000	264,663
5.00% 12/1/45	1,000,000	1,104,340
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	365,436
5.50% 12/1/38	455,000	468,668
Garfield Pitkin & Eagle Counties School District No. RE-1
Roaring Fork
Series 1 4.00% 12/15/31	1,300,000	1,367,509
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,497,563
Leyden Rock Metropolitan District No 10
Series A 5.00% 12/1/45	1,000,000	928,070
North Range Metropolitan
District No. 2 5.50% 12/15/37	1,200,000	1,184,364
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,555,775
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,001,790
		24,854,883
Pre-Refunded Bonds – 11.42%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	2,738,250
Aurora Hospital Revenue
(Children’s Hospital Association Project) Series D
5.00% 12/1/23-18 (AGM) §	2,775,000	2,935,728
Colorado Health Facilities Authority Revenue
(Total Long-Term Care)
Series A 6.00% 11/15/30-20 §	2,365,000	2,742,596
Series A 6.25% 11/15/40-20 §	750,000	876,877
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48-18 §	3,250,000	3,521,148
Garfield County School District No. 2
5.00% 12/1/25-16 (AGM) §	2,280,000	2,280,274
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	1,512,406

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27-19 §	2,795,000	$3,043,168
Series HH 5.00% 6/1/29-19 §	2,355,000	2,564,100
		22,214,547
Special Tax Revenue Bonds – 15.65%
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	736,513
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,643,790
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,783,637
Denver International Business Center
Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,799,717
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00%
12/1/25	1,250,000	1,456,675
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,595,000	2,671,397
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,304,737
Series A 5.25% 1/1/36	1,675,000	1,761,782
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	965,124
5.35% 12/1/31	720,000	730,958
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,284,911
Regional Transportation District
(Fastracks Project) Series A 5.00% 11/1/36	1,820,000	2,060,131
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,693,538
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,614,401
6.00% 1/15/41	2,400,000	2,667,720
Solaris Metropolitan District No 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	489,050
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	918,772
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	761,697

NQ- 339 [11/16] 1/17 (18339) 5

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 4.00% 12/1/37	650,000	$635,531
Series B 5.00% 12/1/35	485,000	526,928
Series B 5.00% 12/1/36	810,000	877,692
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,072,300
		30,457,001
Transportation Revenue Bonds – 10.82%
Colorado High Performance Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,261,359
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE)	2,000,000	2,004,480
Series A 5.25% 11/15/36	2,500,000	2,740,750
Series B 5.00% 11/15/30	1,000,000	1,119,960
Series B 5.00% 11/15/32	1,000,000	1,119,960
Series B 5.00% 11/15/37	8,000,000	8,899,840
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	746,891
Series C 5.375% 9/1/26	2,000,000	2,165,700
		21,058,940
Water & Sewer Revenue Bonds – 0.54%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (AGC)	250,000	270,415
Town of Castle Rock Water & Sewer Revenue
Series 2016 4.00% 12/1/34	750,000	771,833
		1,042,248
Total Municipal Bonds (cost $186,360,967)		193,310,682

6     NQ- 339 [11/16] 1/17 (18339)

(Unaudited)

	Number of shares	Value (U.S. $)
Short-Term Investments – 2.53%
Money Market Mutual Fund – 1.49%
Dreyfus Tax Exempt Cash Management	2,901,735	2,901,735
		2,901,735
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation Bond Program)
0.50% 12/1/35 (LOC-TD Bank N.A.)	400,000	400,000
0.50% 6/1/37 (LOC-U.S. Bancorp N.A.)	650,000	650,000
0.50% 12/1/37 (LOC-JPMorgan Chase Bank N.A.)	970,000	970,000
		2,020,000
Total Short-Term Investments (cost $4,921,735)		4,921,735

Total Value of Securities – 99.35%
(cost $186,360,967)		193,310,682
Receivables and Other Assets Net of Liabilities – 0.65%		1,271,607
Net Assets Applicable to 18,149,497 Shares Outstanding – 100.00%		$194,582,289

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2016, the aggregate value of Rule 144A securities was $9,423,283, which represents 4.72% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

NQ- 339 [11/16] 1/17 (18339)     7

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – National Association
NATL-RE – Insured by National Public Finance Guarantee Corporation
SGI – Insured by Syncora Guarantee Inc.

8     NQ- 339 [11/16] 1/17 (18339)

Notes
Delaware Tax-Free Colorado Fund	November 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds II (Trust) – Delaware Tax-Free Colorado Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value per share as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Nov. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$191,282,702
Aggregate unrealized appreciation	$8,877,199
Aggregate unrealized depreciation	(1,927,484)
Net unrealized appreciation	$6,949,715

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ- 339 [11/16] 1/17 (18339)     9

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2016:

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$193,310,682	$193,310,682
Short-Term Investments[1]	2,901,735	2,020,000	4,921,735
Total Value of Securities	$2,901,735	$195,330,682	$198,232,417

1Security type is valued across multiple levels. Level 1 investments represent open-end investment company investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent 58.96% and 41.04%, respectively, of the total market value of this security type.

During the period ended Nov. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ- 339 [11/16] 1/17 (18339)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: